Intangible Assets	3 Months Ended
Mar. 31, 2012
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets
Information regarding our definite-lived intangible assets is as follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
March 31, 2012
Internal software development costs	3.0	$28,696	$17,551	$11,145
Computer software	5.0	42,487	15,343	27,144
Licenses and intellectual property	5.0	32,947	18,477	14,470
Trademark and trade name	1.6	6,919	1,343	5,576
Customer relationships	6.3	25,183	3,556	21,627
Developed technology	4.6	25,410	5,052	20,358
Intangible assets	4.6	$161,642	$61,322	$100,320
December 31, 2011
Internal software development costs	3.0	$26,445	$16,884	$9,561
Computer software	5.0	38,715	12,961	25,754
Licenses and intellectual property	5.0	29,092	16,806	12,286
Trademark and trade name	1.6	4,334	924	3,410
Customer relationships	4.0	24,295	2,517	21,778
Developed technology	3.5	22,088	3,685	18,403
Intangible assets	4.0	$144,969	$53,777	$91,192

Gross amortization expense was $7.7 million and $4.5 million during the three months ended March 31, 2012 and 2011,